Depreciation and Amortization	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
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Depreciation and Amortization

3. Depreciation and Amortization

The Company includes all categories of depreciation and amortization on a separate line in its Statement of Operations and Comprehensive Income (Loss). The amounts of depreciation and amortization expense excluded from the following operating expenses in its Statement of Operations and Comprehensive Income (Loss) are:

	Three months ended March 31,
	2014	2013
Direct advertising expenses	$65,592	$68,226
General and administrative expenses	1,021	876
Corporate expenses	2,913	4,799

	$69,526	$73,901

(10) Depreciation and Amortization

The Company includes all categories of depreciation and amortization on a separate line in its Statements of Operations. The amounts of depreciation and amortization expense excluded from the following operating expenses in its Statements of Operations are:

	Year Ended December 31,
	2013	2012	2011
Direct expenses	$283,280	$277,662	$283,720
General and administrative expenses	4,684	4,137	4,224
Corporate expenses	12,615	14,284	11,695

	$300,579	$296,083	$299,639